Horizon Active Risk Assist Fund
PORTFOLIO OF INVESTMENTS
February 28, 2023 (Unaudited)

Shares			Value
	INVESTMENT COMPANIES - 97.8%
	Exchange Traded Funds - 97.8%
117,768	Invesco QQQ Trust Series 1 (f)		$34,571,974
765,585	Invesco S&P 500 Equal Weight ETF (f)		112,234,761
1,126,121	iShares Core Dividend Growth ETF		56,204,699
106,301	iShares Core S&P Mid-Cap ETF		27,568,102
895,517	iShares Edge MSCI USA Quality Factor ETF		106,342,644
474,149	iShares MSCI All Country Asia ex Japan ETF		31,042,535
346,128	iShares MSCI EAFE Minimum Volatility ETF (f)		22,408,327
791,336	iShares MSCI USA Minimum Volatility ETF		55,899,975
369,146	iShares Select Dividend ETF		44,685,123
1,219,527	SPDR Bloomberg 1-3 Month T-Bill ETF (e)		111,842,821
7,818,579	SPDR Portfolio Developed World ex-US ETF (f)		244,643,337
3,812,525	SPDR Portfolio Emerging Markets ETF (f)		126,918,957
1,940,224	SPDR Portfolio S&P 500 Growth ETF (e)		101,803,553
3,345,938	SPDR Portfolio S&P 500 Value ETF (e)		135,042,058
	TOTAL INVESTMENT COMPANIES (Cost - $1,224,305,376)		1,211,208,866

	COMMON STOCKS - 1.1%
	Accommodation and Food Services - 0.0% (b)
871	Caesars Entertainment, Inc. (a)		44,212

	Advertising - 0.0% (b)
1,442	Interpublic Group of Cos., Inc.		51,249
565	Omnicom Group, Inc.		51,172
			102,421
	Aerospace/Defense - 0.0% (b)
622	Boeing Co. (a)		125,364
825	Howmet Aerospace, Inc.		34,799
23	L3Harris Technologies, Inc.		4,857
99	Teledyne Technologies, Inc. (a)		42,577
68	TransDigm Group, Inc.		50,583
			258,180
	Agriculture - 0.0% (b)
63	Archer Daniels Midland Co.		5,015

	Airlines - 0.0% (b)
983	Alaska Air Group, Inc. (a)		47,017
2,885	American Airlines Group, Inc. (a)		46,102
1,079	Delta Air Lines, Inc. (a)		41,369
340	Southwest Airlines Co.		11,417
1,005	United Airlines Holdings, Inc. (a)		52,220
			198,125
	Apparel - 0.0% (b)
490	Ralph Lauren Corp., Class A		57,913
1,503	Tapestry, Inc.		65,396
494	VF Corp.		12,261
			135,570
	Auto Manufacturers - 0.0% (b)
36	Cummins, Inc.		8,751
399	Ford Motor Co.		4,816
129	General Motors Co.		4,997
634	PACCAR, Inc.		45,775
			64,339
	Auto Parts & Equipment - 0.0% (b)
324	Aptiv PLC (a)		37,675
1,189	BorgWarner, Inc.		59,783
			97,458
	Banks - 0.1%
190	Bank of New York Mellon Corp.		9,667
666	Citizens Financial Group, Inc.		27,812
341	Comerica, Inc.		23,904
337	Fifth Third Bancorp		12,233
77	First Republic Bank		9,472
1,688	Huntington Bancshares, Inc.		25,860
1,717	JPMorgan Chase & Co.		246,132
991	KeyCorp		18,125
44	M&T Bank Corp.		6,833
152	Northern Trust Corp.		14,481
27	PNC Financial Services Group, Inc.		4,264
1,112	Regions Financial Corp.		25,932
461	State Street Corp.		40,882
36	SVB Financial Group (a)		10,372
96	Truist Financial Corp.		4,507
550	Zions Bancorp NA		27,841
			508,317
	Beverages - 0.0% (b)
109	Brown-Forman Corp., Class B		7,071
23	Constellation Brands, Inc., Class A		5,145
489	Molson Coors Brewing Co., Class B		26,010
485	Monster Beverage Corp. (a)		49,353
			87,579
	Biotechnology - 0.0% (b)
154	Biogen, Inc. (a)		41,558
47	Bio-Rad Laboratories, Inc., Class A (a)		22,458
99	Corteva, Inc.		6,167
1,333	Gilead Sciences, Inc.		107,346
43	Illumina, Inc. (a)		8,566
472	Incyte Corp. (a)		36,335
107	Regeneron Pharmaceuticals, Inc. (a)		81,365
			303,795
	Building Materials - 0.0% (b)
196	Carrier Global Corp.		8,826
534	Fortune Brands Home & Security, Inc.		33,081
120	Johnson Controls International PLC		7,526
39	Martin Marietta Materials, Inc.		14,035
432	Masco Corp.		22,650
76	Vulcan Materials Co.		13,749
			99,867
	Chemicals - 0.0% (b)
21	Air Products & Chemicals, Inc.		6,006
105	Albemarle Corp.		26,702
272	Celanese Corp.		31,615
130	CF Industries Holdings, Inc.		11,166
735	Dow, Inc.		42,042
555	DuPont de Nemours, Inc.		40,532
372	Eastman Chemical Co.		31,694
266	FMC Corp.		34,354
103	International Flavors & Fragrances, Inc.		9,600
413	LyondellBasell Industries NV, Class A		39,644
281	Mosaic Co.		14,946
84	PPG Industries, Inc.		11,093
21	Sherwin-Williams Co.		4,648
			304,042
	Commercial Services - 0.1%
20	Automatic Data Processing, Inc.		4,396
58	Cintas Corp.		25,431
40	Ecolab, Inc.		6,375
146	Equifax, Inc.		29,569
168	FleetCor Technologies, Inc. (a)		36,085
129	Gartner, Inc. (a)		42,287
121	Global Payments, Inc.		13,576
173	MarketAxess Holdings, Inc.		59,071
21	Moody's Corp.		6,093
51	PayPal Holdings, Inc. (a)		3,754
84	Quanta Services, Inc.		13,558
353	Robert Half International, Inc.		28,459
353	Rollins, Inc.		12,426
132	United Rentals, Inc.		61,846
44	Verisk Analytics, Inc.		7,529
			350,455
	Computers - 0.0% (b)
240	Cognizant Technology Solutions Corp., Class A		15,031
3,024	DXC Technology Co. (a)		83,886
233	Fortinet, Inc. (a)		13,850
3,107	Hewlett Packard Enterprise Co.		48,500
674	HP, Inc.		19,896
32	International Business Machines Corp.		4,138
190	Leidos Holdings, Inc.		18,443
497	NetApp, Inc.		32,081
1,239	Western Digital Corp. (a)		47,677
			283,502
	Cosmetics/Personal Care - 0.0% (b)
53	Colgate-Palmolive Co.		3,885
163	Estee Lauder Cos., Inc., Class A		39,617
			43,502
	Distribution/Wholesale - 0.0% (b)
478	Copart, Inc. (a)		33,680
162	Fastenal Co.		8,353
406	LKQ Corp.		23,260
71	WW Grainger, Inc.		47,458
			112,751
	Diversified Financial Services - 0.1%
523	American Express Co.		90,997
141	Ameriprise Financial, Inc.		48,345
73	Capital One Financial Corp.		7,963
171	CBOE Global Markets, Inc.		21,575
21	CME Group, Inc.		3,893
320	Discover Financial Services		35,840
1,501	Franklin Resources, Inc.		44,234
52	Intercontinental Exchange, Inc.		5,294
2,321	Invesco, Ltd.		40,989
441	MasterCard, Inc., Class A		156,683
157	Nasdaq, Inc.		8,801
108	Raymond James Financial, Inc.		11,714
599	Synchrony Financial		21,390
94	T. Rowe Price Group, Inc.		10,554
1,029	Visa, Inc.		226,318
			734,590
	Electric - 0.0% (b)
980	AES Corp.		24,186
282	Alliant Energy Corp.		14,458
122	Ameren Corp.		10,091
50	American Electric Power Co., Inc.		4,399
404	CenterPoint Energy, Inc.		11,239
203	CMS Energy Corp.		11,971
78	Consolidated Edison, Inc.		6,969
51	Dominion Energy, Inc.		2,837
78	DTE Energy Co.		8,557
373	Edison International		24,696
98	Entergy Corp.		10,081
257	Evergy, Inc.		15,114
96	Eversource Energy		7,235
147	Exelon Corp.		5,937
274	FirstEnergy Corp.		10,834
632	NRG Energy, Inc.		20,723
1,772	PG&E Corp. (a)		27,679
515	Pinnacle West Capital Corp.		37,945
430	PPL Corp.		11,640
126	Public Service Enterprise Group, Inc.		7,614
149	Sempra Energy		22,344
81	WEC Energy Group, Inc.		7,182
89	Xcel Energy, Inc.		5,747
			309,478
	Electrical Components & Equipment - 0.0% (b)
70	AMETEK, Inc.		9,909
63	Emerson Electric Co.		5,211
			15,120
	Electronics - 0.0% (b)
252	Agilent Technologies, Inc.		35,777
368	Allegion PLC		41,477
155	Amphenol Corp., Class A		12,016
164	Fortive Corp.		10,932
187	Garmin, Ltd.		18,350
185	Keysight Technologies, Inc. (a)		29,593
30	Mettler-Toledo International, Inc. (a)		43,011
130	PerkinElmer, Inc.		16,194
29	Roper Technologies, Inc.		12,476
103	TE Connectivity, Ltd.		13,114
54	Waters Corp. (a)		16,788
			249,728
	Entertainment - 0.0% (b)
187	Live Nation Entertainment, Inc. (a)		13,475

	Environmental Control - 0.0% (b)
939	Pentair PLC		52,528
34	Republic Services, Inc.		4,383
			56,911
	Finance and Insurance - 0.0% (b)
441	Arch Capital Group Ltd. (a)		30,870
254	Brown & Brown, Inc.		14,242
174	Signature Bank/New York NY		20,018
663	US Bancorp		31,645
			96,775
	Food - 0.0% (b)
549	Campbell Soup Co.		28,833
435	Conagra Brands, Inc.		15,838
66	General Mills, Inc.		5,248
142	Hershey Co.		33,841
206	Hormel Foods Corp.		9,142
186	J.M. Smucker Co.		27,507
137	Kellogg Co.		9,034
821	Kraft Heinz Co.		31,970
170	Kroger Co.		7,334
470	Lamb Weston Holdings, Inc.		47,301
159	McCormick & Co., Inc.		11,817
84	Sysco Corp.		6,264
140	Tyson Foods, Inc., Class A		8,294
			242,423
	Forest Products & Paper - 0.0% (b)
631	International Paper Co.		22,962

	Gas - 0.0% (b)
230	Atmos Energy Corp.		25,946
773	NiSource, Inc.		21,204
			47,150
	Hand/Machine Tools - 0.0% (b)
146	Snap-on, Inc.		36,307
215	Stanley Black & Decker, Inc.		18,406
			54,713
	Health Care and Social Assistance - 0.0% (b)
40	Molina Healthcare, Inc. (a)		11,013

	Healthcare Products - 0.1%
113	ABIOMED, Inc. (a)(h)		–
65	Align Technology, Inc. (a)		20,117
162	Baxter International, Inc.		6,472
1,334	Boston Scientific Corp.		62,324
67	Cooper Cos., Inc.		21,907
1,309	Dentsply Sirona, Inc.		49,834
56	Edwards Lifesciences Corp. (a)		4,505
480	Hologic, Inc. (a)		38,227
94	IDEXX Laboratories, Inc. (a)		44,485
19	Intuitive Surgical, Inc. (a)		4,358
37	ResMed, Inc.		7,881
85	STERIS PLC		15,983
422	Stryker Corp.		110,935
121	Teleflex, Inc.		28,826
51	West Pharmaceutical Services, Inc.		16,168
286	Zimmer Biomet Holdings, Inc.		35,427
			467,449
	Healthcare Services - 0.0% (b)
70	Centene Corp. (a)		4,788
364	DaVita, Inc. (a)		29,943
297	HCA Healthcare, Inc.		72,305
9	Humana, Inc.		4,455
37	IQVIA Holdings, Inc. (a)		7,713
61	Laboratory Corp. of America Holdings		14,601
142	Quest Diagnostics, Inc.		19,647
498	Universal Health Services, Inc., Class B		66,518
			219,970
	Home Builders - 0.0% (b)
566	DR Horton, Inc.		52,344
486	Lennar Corp., Class A		47,016
10	NVR, Inc. (a)		51,736
1,024	PulteGroup, Inc.		55,982
			207,078
	Home Furnishings - 0.0% (b)
234	Whirlpool Corp.		32,287

	Household Products/Wares - 0.0% (b)
110	Avery Dennison Corp.		20,041
180	Church & Dwight Co., Inc.		15,080
173	Clorox Co.		26,891
51	Kimberly-Clark Corp.		6,378
			68,390
	Housewares - 0.0% (b)
2,819	Newell Brands, Inc.		41,411

	Information - 0.0% (b)
1,054	Ceridian HCM Holding, Inc. (a)		76,868
107	CoStar Group, Inc. (a)		7,560
43	FactSet Research Systems, Inc.		17,826
3,660	Lumen Technologies, Inc.		12,444
402	PTC, Inc. (a)		50,383
745	Warner Bros Discovery, Inc. (a)		11,637
			176,718
	Insurance - 0.0% (b)
117	Aflac, Inc.		7,974
57	Allstate Corp.		7,340
129	American International Group, Inc.		7,883
16	Aon PLC, Class A		4,865
41	Arthur J Gallagher & Co.		7,681
212	Assurant, Inc.		27,007
187	Cincinnati Financial Corp.		22,571
139	Everest Re Group Ltd.		53,372
355	Globe Life, Inc.		43,200
200	Hartford Financial Services Group, Inc.		15,656
701	Lincoln National Corp.		22,236
396	Loews Corp.		24,192
80	MetLife, Inc.		5,738
391	Principal Financial Group, Inc.		35,018
549	Progressive Corp.		78,793
82	Prudential Financial, Inc.		8,200
44	Travelers Cos., Inc.		8,145
153	Willis Towers Watson PLC		35,857
234	WR Berkley Corp.		15,488
			431,216
	Internet - 0.1%
43	Booking Holdings, Inc. (a)		108,532
215	CDW Corp.		43,520
306	eBay, Inc.		14,045
186	Expedia Group, Inc. (a)		20,268
352	F5 Networks, Inc. (a)		50,329
1,691	Meta Platforms, Inc., Class A (a)		295,824
1,506	Gen Digital, Inc.		29,382
508	Netflix, Inc. (a)		163,642
202	VeriSign, Inc. (a)		39,760
			765,302
	Iron/Steel - 0.0% (b)
418	Nucor Corp.		69,990

	Leisure Time - 0.0% (b)
2,255	Carnival Corp. (a)		23,948
2,994	Norwegian Cruise Line Holdings Ltd. (a)		44,371
755	Royal Caribbean Cruises Ltd. (a)		53,333
			121,652
	Lodging - 0.0% (b)
63	Hilton Worldwide Holdings, Inc.		9,104
1,216	Las Vegas Sands Corp. (a)		69,883
39	Marriott International, Inc., Class A		6,600
666	MGM Resorts International		28,645
696	Wynn Resorts Ltd. (a)		75,426
			189,658
	Machinery - Construction & Mining - 0.0% (b)
571	Caterpillar, Inc.		136,783

	Machinery - Diversified - 0.0% (b)
104	Dover Corp.		15,590
69	IDEX Corp.		15,524
265	Ingersoll Rand, Inc.		15,388
116	Otis Worldwide Corp.		9,816
38	Rockwell Automation, Inc.		11,207
167	Wabtec Corp.		17,423
144	Xylem, Inc.		14,782
			99,730
	Manufacturing - 0.1%
300	Bio-Techne Corp.		21,792
231	Catalent, Inc. (a)		15,759
41	Enphase Energy, Inc. (a)		8,632
105	Generac Holdings, Inc. (a)		12,601
126	Keurig Dr Pepper, Inc.		4,353
301	Moderna, Inc. (a)		41,782
66	Monolithic Power Systems, Inc.		31,963
80	Nordson Corp.		17,571
70	NXP Semiconductors NV		12,494
746	ON Semiconductor Corp. (a)		57,748
1,455	Organon & Co.		35,633
632	Seagate Technology Holdings Plc		40,802
181	SolarEdge Technologies, Inc. (a)		57,544
245	Steel Dynamics, Inc.		30,897
446	Teradyne, Inc.		45,108
557	Trimble, Inc. (a)		28,997
			463,676
	Media - 0.0% (b)
15	Charter Communications, Inc., Class A (a)		5,514
2,039	DISH Network Corp., Class A (a)		23,265
463	Fox Corp., Class A		16,215
2,334	News Corp., Class A		40,028
919	Paramount Global, Class B		19,685
			104,707
	Mining - 0.0% (b)
2,003	Freeport-McMoRan, Inc.		82,063
179	Newmont Goldcorp Corp.		7,806
			89,869
	Mining, Quarrying, and Oil and Gas Extraction - 0.0% (b)
620	APA Corp.		23,796

	Miscellaneous Manufacturing - 0.0% (b)
541	AO Smith Corp.		35,506
30	Eaton Corp PLC		5,248
20	Illinois Tool Works, Inc.		4,663
160	Parker-Hannifin Corp.		56,296
276	Textron, Inc.		20,018
218	Trane Technologies PLC		40,324
			162,055
	Office/Business Equipment - 0.0% (b)
115	Zebra Technologies Corp., Class A (a)		34,529

	Oil & Gas - 0.0% (b)
423	Cabot Oil & Gas Corp.		10,562
105	Devon Energy Corp.		5,661
96	Diamondback Energy, Inc.		13,496
33	EOG Resources, Inc.		3,730
68	Hess Corp.		9,160
688	Marathon Oil Corp.		17,303
371	Marathon Petroleum Corp.		45,856
74	Occidental Petroleum Corp.		4,333
82	Phillips 66		8,410
22	Pioneer Natural Resources Co.		4,409
317	Valero Energy Corp.		41,758
			164,678
	Oil & Gas Services - 0.0% (b)
1,536	Baker Hughes & GE Co., Class A		47,002
1,100	Halliburton Co.		39,853
1,328	Schlumberger, Ltd.		70,663
			157,518
	Packaging & Containers - 0.0% (b)
1,373	Amcor PLC		15,295
329	Ball Corp.		18,493
200	Packaging Corp of America		27,344
834	Sealed Air Corp.		40,549
929	Westrock Co.		29,171
			130,852
	Pharmaceuticals - 0.0% (b)
63	AmerisourceBergen Corp.		9,800
16	Becton Dickinson & Co.		3,753
487	Cardinal Health, Inc.		36,871
98	DexCom, Inc. (a)		10,879
549	Henry Schein, Inc. (a)		42,992
15	McKesson Corp.		5,247
2,256	Merck & Co., Inc.		239,677
2,679	Viatris, Inc.		30,541
23	Zoetis, Inc., Class A		3,841
			383,601
	Pipelines - 0.0% (b)
390	Kinder Morgan, Inc.		6,653
539	ONEOK, Inc.		35,278
225	Williams Cos., Inc.		6,772
			48,703
	Professional, Scientific, and Technical Services - 0.0% (b)
142	Charles River Laboratories International, Inc. (a)		31,146
59	EPAM Systems, Inc. (a)		18,152
126	Jacobs Solutions, Inc.		15,057
386	Match Group, Inc. (a)		15,988
			80,343
	Real Estate - 0.0% (b)
296	CBRE Group, Inc., Class A (a)		25,201

	Real Estate Investment Trusts - 0.1%
76	Alexandria Real Estate Equities, Inc.		11,383
50	AvalonBay Communities, Inc.		8,626
271	Boston Properties, Inc. (a)		17,745
158	Camden Property Trust		18,132
24	Crown Castle International Corp.		3,138
78	Digital Realty Trust, Inc.		8,130
63	Equinix, Inc.		43,361
144	Equity Residential		9,003
62	Essex Property Trust, Inc.		14,140
63	Extra Space Storage, Inc.		10,373
383	Federal Realty OP LP		40,897
796	Healthpeak Properties, Inc.		19,152
1,782	Host Hotels & Resorts, Inc.		29,937
338	Invitation Homes, Inc.		10,566
591	Iron Mountain, Inc.		31,175
1,152	Kimco Realty Corp.		23,743
87	Mid-America Apartment Communities, Inc.		13,929
17	Public Storage		5,082
106	Realty Income Corp.		6,779
498	Regency Centers Corp.		31,324
26	SBA Communications Corp.		6,743
272	Simon Property Group, Inc.		33,208
438	UDR, Inc.		18,764
654	Ventas, Inc.		31,817
842	VICI Properties, Inc.		28,232
2,187	Vornado Realty Trust		43,259
316	Welltower, Inc.		23,422
403	Weyerhaeuser Co.		12,594
			554,654
	Retail - 0.1%
158	Advance Auto Parts, Inc.		22,904
3	AutoZone, Inc. (a)		7,460
437	Best Buy Co., Inc.		36,319
245	CarMax, Inc. (a)		16,915
4	Chipotle Mexican Grill, Inc. (a)		5,964
142	Costco Wholesale Corp.		68,754
133	Darden Restaurants, Inc.		19,018
20	Dollar General Corp.		4,326
55	Dollar Tree, Inc. (a)		7,990
67	Domino's Pizza, Inc.		19,699
76	Genuine Parts Co.		13,441
9	O'Reilly Automotive, Inc. (a)		7,471
534	Ross Stores, Inc.		59,028
1,173	Starbucks Corp.		119,752
23	Target Corp.		3,875
1,233	TJX Cos., Inc.		94,448
64	Tractor Supply Co.		14,929
96	Ulta Beauty, Inc. (a)		49,805
262	Walgreens Boots Alliance, Inc.		9,309
919	Walmart, Inc.		130,617
72	Yum! Brands, Inc.		9,155
			721,179
	Retail Trade - 0.0% (b)
1,121	Bath & Body Works, Inc.		45,815
384	Etsy, Inc. (a)		46,622
534	Masterbrand, Inc. (a)		5,201
			97,638
	Semiconductors - 0.1%
58	Advanced Micro Devices, Inc. (a)		4,558
41	Analog Devices, Inc.		7,522
71	Applied Materials, Inc.		8,247
337	Broadcom, Inc.		200,276
140	Intel Corp.		3,490
33	KLA Corp.		12,520
21	Lam Research Corp.		10,206
848	Microchip Technology, Inc.		68,714
161	Micron Technology, Inc.		9,309
1,477	NVIDIA Corp.		342,900
633	Qorvo, Inc. (a)		63,863
304	Skyworks Solutions, Inc.		33,917
			765,522
	Shipbuilding - 0.0% (b)
98	Huntington Ingalls Industries, Inc.		21,090

	Software - 0.1%
409	Akamai Technologies, Inc. (a)		29,693
93	ANSYS, Inc. (a)		28,236
59	Autodesk, Inc. (a)		11,723
156	Broadridge Financial Solutions, Inc.		21,962
284	Cadence Design Systems, Inc. (a)		54,795
67	Electronic Arts, Inc.		7,433
113	Fidelity National Information Services, Inc.		7,161
73	Fiserv, Inc. (a)		8,402
10	Intuit, Inc.		4,072
175	Jack Henry & Associates, Inc.		28,742
74	MSCI, Inc.		38,639
2,190	Oracle Corp.		191,406
91	Paychex, Inc.		10,046
69	Paycom Software, Inc. (a)		19,945
15	ServiceNow, Inc. (a)		6,482
134	Synopsys, Inc. (a)		48,744
121	Take-Two Interactive Software, Inc. (a)		13,256
90	Tyler Technologies, Inc. (a)		28,912
			559,649
	Telecommunications - 0.0% (b)
117	Arista Networks, Inc. (a)		16,228
2,435	AT&T, Inc.		46,046
560	Corning, Inc.		19,012
1,955	Juniper Networks, Inc.		60,175
135	Motorola Solutions, Inc.		35,479
428	T-Mobile US, Inc. (a)		60,853
			237,793
	Textiles - 0.0% (b)
460	Mohawk Industries, Inc. (a)		47,311

	Toys/Games/Hobbies - 0.0% (b)
344	Hasbro, Inc.		18,923

	Transportation - 0.0% (b)
174	CH Robinson Worldwide, Inc.		17,393
167	Expeditors International of Washington, Inc.		17,461
36	FedEx Corp.		7,316
77	JB Hunt Transport Services, Inc.		13,921
18	Norfolk Southern Corp.		4,047
165	Old Dominion Freight Line, Inc.		55,978
			116,116
	Utilities - 0.0% (b)
282	Constellation Energy Corp.		21,119
112	First Solar, Inc. (a)		18,944
			40,063
	Water - 0.0% (b)
151	American Water Works Co., Inc.		21,197

	Wholesale Trade - 0.0% (b)
63	Pool Corp.		22,482

	TOTAL COMMON STOCKS (Cost - $13,060,973)		12,974,247

Contracts		Notional Amount
	PURCHASED OPTIONS - 0.1% (a)(c)
	PURCHASED CALL OPTIONS - 0.1%
	iShares China Large-Cap ETF (g)
15,000	Expiration: August 2023, Exercise Price: $32	$ 41,940,000	1,290,000
	TOTAL PURCHASED CALL OPTIONS (Cost - $1,474,875)		1,290,000

	PURCHASED PUT OPTIONS - 0.0% (b)
	iShares MSCI EAFE ETF (g)
7,500	Expiration: June 2023, Exercise Price: $54	52,012,500	176,250
	TOTAL PURCHASED PUT OPTIONS (Cost - $1,517,438)		176,250
	TOTAL PURCHASED OPTIONS (Cost - $2,992,313)		1,466,250
Shares
	SHORT TERM INVESTMENTS - 1.2%
	Money Market Funds - 1.2%
14,801,876	First American Treasury Obligations Fund, Class X, 4.48% (d)		14,801,876
	TOTAL SHORT TERM INVESTMENTS (Cost - $14,801,876)		14,801,876

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 9.3%
114,675,494	First American Government Obligations Fund, Class X, 4.30% (d)		114,675,494
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $114,675,494)		114,675,494

	TOTAL INVESTMENTS - 109.4% (Cost - $1,369,836,032)		1,355,126,733
	Liabilities in Excess of Other Assets - (9.4)%		(116,879,257)
	NET ASSETS - 100.0%		$1,238,247,476

Contracts		Notional Value	Value
	SCHEDULE OF WRITTEN OPTIONS - (0.1)% (a)(c)
	WRITTEN CALL OPTIONS - (0.1)%
15,000	iShares China Large-Cap ETF
	Expiration: May 2023, Exercise Price $32	41,940,000	600,000
	TOTAL WRITTEN CALL OPTIONS (Premiums Received $625,125)		600,000

	WRITTEN PUT OPTIONS - 0.0% (b)
7,500	iShares MSCI EAFE ETF
	Expiration: March 2023, Exercise Price $54	52,012,500	41,250
	TOTAL WRITTEN PUT OPTIONS (Premiums Received $995,063)		41,250
	TOTAL OPTIONS WRITTEN (Premiums Received $1,620,188)		$641,250

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Rounds to less than 0.1%
(c) Each option is exercisable into 100 shares of the underlying security.
(d) Interest rate reflects seven-day yield on February 28, 2023.
(e) All or a portion of the security is segregated as collateral for written options. The value of the securities segregated as collateral for written options is $65,396,000, which is 5.3% of total net assets.

(f) All or a portion of this security is out on loan as of February 28, 2023.
(g) Held in connection with a written option, see Schedule of Written Options for more details.
(h) Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.